INVESTMENTS - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 22, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Equity Method Investments [Line Items]
Payments to acquire joint venture					$ 15	$ 8,817	$ 0	$ 0
Equity method investments		$ 8,420	$ 63,639			8,420	0
Cash consideration for investment in affiliates			25,000	$ 0
Common stock issued for investment in affiliates including common stock subject to Put Right		$ 0	13,237	$ 0		$ 0	$ 0	$ 0
Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%				50.00%
Payments to acquire joint venture		$ 8,800				$ 8,800
Equity method investments		$ 8,400	$ 6,300			$ 8,400
Nikola Iveco Europe B.V. | Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%			50.00%
Equity method investment, volume and profit allocation percentage		50.00%	50.00%			50.00%
Wabash Valley Resources
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage	20.00%
Equity method investments	$ 57,376
Cash consideration for investment in affiliates	$ 25,000
Common stock issued for investment in affiliates (in shares)	1,682,367
Sale of stock, price per share (in dollars per share)	$ 14.86
Asset Acquisition, Consideration Transferred, Equity Interest Issued and Issuable	$ 32,400
Fair value	54,139
Common stock issued for investment in affiliates including common stock subject to Put Right	13,200
Wabash Valley Resources | Put Option
Schedule of Equity Method Investments [Line Items]
Common stock issued for investment in affiliates including common stock subject to Put Right	$ 3,200
Iveco | Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%				50.00%
Iveco | Nikola Iveco Europe B.V. | Nikola Iveco Europe B.V.
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership percentage		50.00%	50.00%			50.00%
Equity method investment, volume and profit allocation percentage		50.00%	50.00%			50.00%